UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA VALUE FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING JANUARY 31, 2006

[LOGO OF USAA]
    USAA(R)

                                 USAA VALUE Fund

                                                    [GRAPHIC OF USAA VALUE FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        20

   Financial Statements                                                     21

   Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                             37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                      WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]       IS THE WIDENING DIFFERENCE IN OPINION
                                        BETWEEN THE BEARS AND THE BULLS.

                                                        "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

JAMES S. MCCLURE, CFA
   Barrow, Hanley, Mewhinney & Strauss, Inc.

MARK GIAMBRONE, CPA
   Barrow, Hanley, Mewhinney & Strauss, Inc.

TIMOTHY J. CULLER, CFA
   Barrow, Hanley, Mewhinney & Strauss, Inc.

JAMES P. BARROW
   Barrow, Hanley, Mewhinney & Strauss, Inc.

RICHARD A. ENGLANDER, CFA
   Barrow, Hanley, Mewhinney & Strauss, Inc.

RAY NIXON, JR.
   Barrow, Hanley, Mewhinney & Strauss, Inc.

ROBERT J. CHAMBERS, CFA
   Barrow, Hanley, Mewhinney & Strauss, Inc.

JOHN P. HARLOE, CFA
   Barrow, Hanley, Mewhinney & Strauss, Inc.
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2006, the USAA Value Fund had a total return of 3.07%. This compares to a return of 5.62% for the Lipper Multi-Cap Value Funds Average, 5.21% for the Lipper Multi-Cap Value Funds Index, and 6.22% for the Russell 3000 Value Index.

CAN YOU COMMENT ON THE FUND'S PERFORMANCE RELATIVE TO THE RUSSELL 3000 VALUE INDEX?

         Unfortunately, over the past six months, the Fund had fairly heavy exposure to areas of the stock market that were disproportionately hurt by the hurricane season and its aftermath. For instance, we owned Universal Health Services, Inc. (-8%) and Triad Hospitals, Inc. (-15%), which own hospitals close to the affected Gulf regions. Some of their hospitals were closed and others saw a dramatic rise in the number of uninsured emergency patients. These two stocks have begun to recover, and we have actually added to our Universal position because we believe the long-term positive story has not changed.

         Another industry that was hard-hit by the hurricanes was insurance providers, since any significant claim event is a hit to book value and has an impact on insurance stock valuations. We continue to

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         like the long-term fundamentals for solid insurers such as Allstate Corp., XL Capital Ltd., and Axis Capital Holdings Ltd.; in fact, we have increased the Fund's position in all three of these companies. Also, like the aforementioned hospital stocks, we've begun to see a rebound, and looking forward, we believe the inevitable rise in premiums should increase earnings, another positive for investors.

         On a sector basis, financials detracted the most. In addition to the unforeseeable events that affected the insurers, we also had poor stock selection in banks and were underweight in real estate investment trusts (REITs). REITs did very well during the period, but their valuations generally don't fit our parameters as a value fund manager. We sold Equity Office Properties Trust when it reported disappointing earnings and cut its dividend in half. The Fund was also hurt by a lack of exposure to capital markets stocks, which did very well the last half of the year. We believe these companies are overpriced and their earnings tend to be volatile, which don't fit into our proven long-term process for picking stocks.

         We would like to note that Barrow, Hanley, Mewhinney & Strauss, Inc. took over the Fund on July 8, 2004, and from then until July 31, 2005, the end of the last annual reporting period, we delivered shareholders a total return of 24.6%, compared to 18.0% for the Russell 3000 Value Index. We feel confident in our record of delivering good returns for the Fund and are looking forward to 2006.

WHAT WERE THE FUND'S AREAS OF STRENGTH?

         We did very well in industrials, led by railroad company Burlington Northern Santa Fe Corp. (+42%) and energy, led by Marathon Oil Corp. (+30%), Chesapeake Energy Corp. (+27%), and Occidental Petroleum Corp. (+16%). We benefited because

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         two of the stocks we owned, WellChoice, Inc. (health care) and MBNA Corp. (financials), were taken over by two other stocks we owned, Bank of America Corp. and WellPoint, Inc. We think these takeovers make these stocks stronger in the future.

         During the period, we increased our exposure to companies we believe will do better when the Federal Reserve Board stops raising rates, including Capital One Financial and New York Community Bancorp.

WHAT'S YOUR OUTLOOK?

         We expect 2006 to be fairly volatile, with many factors weighing on the market. We believe economic growth should be decent, but there are cost pressures on companies, and the existence of high commodity prices, rising health care costs, and growing wages could weigh on company earnings. The high price of oil and rising long-term interest rates are also a concern. We don't expect the overall market's valuations on a price-to-earnings ratio basis to expand, which leads us to believe that stock picking will be what makes the difference.

         We thank you, the Fund's shareholders, for your continued confidence.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA VALUE FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
      out of 1,031 large value funds for the period ending January 31, 2006:

                                 OVERALL RATING
                                   *  *  *  *

     3-YEAR                          5-YEAR                          10-YEAR
    * * * *                           N/A                              N/A
out of 1,031 funds

          The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics.
                   Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

             [LOGO OF LIPPER LEADER         [LOGO OF LIPPER LEADER
               CONSISTENT RETURN]               PRESERVATION]

The Fund is listed as a Lipper Leader for Consistent Return and Preservation among 366 and 8,090 equity funds, respectively, within the Lipper Multi-Cap Value Funds category for the overall period ending January 31, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF JANUARY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 363 FUNDS FOR THE THREE-YEAR PERIOD. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 8,090 EQUITY FUNDS FOR THE THREE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT
RETURN AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VALUE FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies that are considered to be undervalued.

--------------------------------------------------------------------------------
                                        1/31/06                    7/31/05
--------------------------------------------------------------------------------
Net Assets                           $291.3 Million             $231.1 Million
Net Asset Value Per Share                $13.54                     $13.50

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 to 1/31/06*               1 YEAR              SINCE INCEPTION ON 8/03/01
     3.07%                        12.58%                         10.04%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA VALUE       RUSSELL 3000 VALUE       LIPPER MULTI-CAP VALUE       LIPPER MULTI-CAP VALUE
                 FUND                INDEX                   FUNDS INDEX                  FUNDS AVERAGE
              ----------       ------------------       ----------------------       ----------------------
08/03/01      $10,000.00           $10,000.00                 $10,000.00                    $10,000.00
08/31/01       10,020.00             9,624.40                   9,628.60                      9,640.27
09/30/01        9,160.00             8,919.93                   8,641.98                      8,835.76
10/31/01        9,520.00             8,863.95                   8,819.73                      8,940.77
11/30/01       10,530.00             9,387.67                   9,457.95                      9,505.62
12/31/01       11,164.18             9,633.61                   9,732.41                      9,751.32
01/31/02       11,184.24             9,574.07                   9,605.78                      9,662.22
02/28/02       11,063.87             9,592.65                   9,480.12                      9,630.73
03/31/02       11,766.02            10,066.13                   9,964.06                     10,077.57
04/30/02       11,605.53             9,774.24                   9,670.98                      9,786.46
05/31/02       11,485.16             9,792.88                   9,661.61                      9,765.11
06/30/02       10,532.24             9,257.91                   8,922.43                      9,111.22
07/31/02        9,649.54             8,359.25                   8,181.78                      8,298.14
08/31/02        9,669.60             8,415.37                   8,312.01                      8,393.40
09/30/02        8,796.93             7,502.75                   7,410.88                      7,518.28
10/31/02        9,047.70             8,026.75                   7,807.65                      7,940.59
11/30/02        9,318.53             8,541.61                   8,389.17                      8,463.95
12/31/02        9,120.12             8,171.02                   8,018.86                      8,088.38
01/31/03        8,928.01             7,970.96                   7,853.61                      7,899.82
02/28/03        8,847.12             7,754.64                   7,652.14                      7,701.61
03/31/03        8,796.57             7,772.28                   7,680.89                      7,702.04
04/30/03        9,241.45             8,460.16                   8,348.20                      8,338.51
05/31/03        9,898.67             9,028.34                   9,046.01                      8,921.87
06/30/03       10,111.00             9,144.20                   9,112.49                      9,018.59
07/31/03       10,100.89             9,303.39                   9,237.82                      9,162.37
08/31/03       10,383.99             9,463.79                   9,527.22                      9,393.63
09/30/03       10,252.55             9,370.22                   9,417.49                      9,304.67
10/31/03       10,838.99             9,958.06                   9,936.42                      9,844.78
11/30/03       11,031.10            10,112.18                  10,148.24                     10,014.65
12/31/03       11,632.37            10,715.19                  10,647.69                     10,535.18
01/31/04       11,694.03            10,917.63                  10,872.66                     10,752.13
02/29/04       11,981.75            11,149.86                  11,079.81                     10,974.18
03/31/04       11,848.17            11,071.92                  10,982.86                     10,889.36
04/30/04       11,591.27            10,777.21                  10,781.07                     10,621.73
05/31/04       11,694.03            10,888.61                  10,831.76                     10,705.91
06/30/04       12,238.65            11,168.96                  11,136.92                     10,984.16
07/31/04       11,971.48            10,981.46                  10,818.71                     10,691.44
08/31/04       12,043.41            11,133.66                  10,856.45                     10,746.33
09/30/04       12,361.96            11,328.10                  11,076.03                     10,958.48
10/31/04       12,495.55            11,515.35                  11,221.41                     11,090.15
11/30/04       13,307.35            12,134.57                  11,809.06                     11,661.63
12/31/04       13,806.13            12,530.73                  12,235.27                     12,049.99
01/31/05       13,662.43            12,285.54                  11,969.13                     11,810.16
02/28/05       14,148.79            12,678.84                  12,284.94                     12,164.52
03/31/05       14,060.36            12,497.57                  12,110.98                     11,975.42
04/30/05       13,750.86            12,238.35                  11,821.12                     11,668.45
05/31/05       14,104.58            12,569.70                  12,205.88                     12,010.72
06/30/05       14,425.14            12,742.72                  12,356.16                     12,178.84
07/31/05       14,922.56            13,142.62                  12,773.37                     12,602.99
08/31/05       14,756.75            13,063.47                  12,677.96                     12,528.53
09/30/05       14,889.40            13,228.66                  12,784.34                     12,655.63
10/31/05       14,403.03            12,893.02                  12,470.97                     12,352.02
11/30/05       14,756.75            13,325.61                  12,889.90                     12,783.64
12/31/05       14,949.63            13,389.20                  13,010.36                     12,895.96
01/31/06       15,381.30            13,960.50                  13,439.30                     13,373.27

                                             [END CHART]

                   FUND DATA SINCE INCEPTION ON 8/03/01 THROUGH 1/31/06.

                 THE PERFORMANCE OF THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE AND INDEX AND THE RUSSELL 3000 VALUE INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund to the following benchmarks:

                 o The Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

                 o The Lipper Multi-Cap Value Funds Index tracks the total
                   return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

                 o The Lipper Multi-Cap Value Funds Average is an average
                   performance level of all multi-cap value funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

Bank of America Corp.                          2.5%

Occidental Petroleum Corp.                     2.5%

WellPoint, Inc.                                2.4%

Altria Group, Inc.                             2.2%

ConocoPhillips                                 2.2%

Marathon Oil Corp.                             2.0%

Pfizer, Inc.                                   2.0%

Imperial Tobacco Group plc ADR                 1.9%

Nokia Corp. ADR                                1.9%

American Power Conversion Corp.                1.8%
---------------------------------------------------

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                             SECTOR ASSET ALLOCATION
                                    1/31/2006

       [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                    20.8%
Industrials                                   13.8%
Consumer Discretionary                        13.4%
Energy                                        11.8%
Health Care                                   11.8%
Consumer Staples                               8.3%
Short-Term Investments*                        6.6%
Utilities                                      5.9%
Information Technology                         5.2%
Materials                                      1.4%
Telecommunication Services                     1.4%

                    [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (93.8%)

              ADVERTISING (0.5%)
    48,800    Valassis Communications, Inc.*                            $  1,362
                                                                        --------
              AEROSPACE & DEFENSE (1.2%)
    44,600    Goodrich Corp.                                               1,756
    49,100    Honeywell International, Inc.                                1,886
                                                                        --------
                                                                           3,642
                                                                        --------
              AIR FREIGHT & LOGISTICS (0.7%)
    42,600    Ryder System, Inc.                                           1,904
                                                                        --------
              ALUMINUM (0.5%)
    41,500    Century Aluminum Co.*                                        1,414
                                                                        --------
              APPAREL RETAIL (0.5%)
    42,500    Men's Wearhouse, Inc.*                                       1,452
                                                                        --------
              APPLICATION SOFTWARE (1.0%)
   131,100    Mentor Graphics Corp.*                                       1,442
    50,500    Reynolds and Reynolds Co. "A"                                1,434
                                                                        --------
                                                                           2,876
                                                                        --------
              AUTO PARTS & EQUIPMENT (0.4%)
    49,800    Lear Corp.                                                   1,262
                                                                        --------
              AUTOMOBILE MANUFACTURERS (0.3%)
    27,100    Winnebago Industries, Inc.                                     849
                                                                        --------
              CASINOS & GAMING (0.7%)
    61,000    GTECH Holdings Corp.                                         2,039
                                                                        --------
              COMMODITY CHEMICALS (0.5%)
    63,300    Lyondell Chemical Co.                                        1,520
                                                                        --------
              COMMUNICATIONS EQUIPMENT (1.9%)
   299,700    Nokia Corp. ADR (Finland)                                    5,509
                                                                        --------
              CONSTRUCTION & ENGINEERING (0.5%)
    63,100    Insituform Technologies, Inc. "A"*                           1,603
                                                                        --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    33,000    Terex Corp.*                                              $  2,327
                                                                        --------
              CONSUMER FINANCE (2.4%)
    26,200    Capital One Financial Corp.                                  2,182
    87,200    SLM Corp.                                                    4,880
                                                                        --------
                                                                           7,062
                                                                        --------
              DISTRIBUTORS (0.4%)
    25,400    Genuine Parts Co.                                            1,080
                                                                        --------
              DIVERSIFIED BANKS (3.7%)
   163,359    Bank of America Corp.                                        7,225
    56,700    Wells Fargo & Co.                                            3,536
                                                                        --------
                                                                          10,761
                                                                        --------
              ELECTRIC UTILITIES (3.6%)
    74,300    American Electric Power Co., Inc.                            2,773
    66,600    Entergy Corp.                                                4,629
    27,100    FirstEnergy Corp.                                            1,358
    41,500    Pinnacle West Capital Corp.                                  1,768
                                                                        --------
                                                                          10,528
                                                                        --------
              ELECTRICAL COMPONENTS & EQUIPMENT (3.8%)
   224,000    American Power Conversion Corp.                              5,309
    56,700    Emerson Electric Co.                                         4,391
    40,200    Regal-Beloit Corp.                                           1,483
                                                                        --------
                                                                          11,183
                                                                        --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (1.0%)
    47,600    Littelfuse, Inc.*                                            1,407
   104,200    Vishay Intertechnology, Inc.*                                1,649
                                                                        --------
                                                                           3,056
                                                                        --------
              ELECTRONIC MANUFACTURING SERVICES (0.6%)
    63,700    Plexus Corp.*                                                1,803
                                                                        --------
              GENERAL MERCHANDISE STORES (1.5%)
   134,000    Dollar General Corp.                                         2,265
    86,600    Family Dollar Stores, Inc.                                   2,074
                                                                        --------
                                                                           4,339
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (2.0%)
   103,200    Baxter International, Inc.                                $  3,803
    42,100    Hillenbrand Industries, Inc.                                 2,072
                                                                        --------
                                                                           5,875
                                                                        --------
              HEALTH CARE FACILITIES (1.6%)
   275,200    HEALTHSOUTH Corp.*                                           1,329
    77,600    Service Corp. International                                    635
    39,100    Triad Hospitals, Inc.*                                       1,605
    24,500    Universal Health Services, Inc. "B"                          1,164
                                                                        --------
                                                                           4,733
                                                                        --------
              HOME IMPROVEMENT RETAIL (0.9%)
    47,000    Sherwin-Williams Co.                                         2,486
                                                                        --------
              HOMEBUILDING (0.2%)
    32,500    Champion Enterprises, Inc.*                                    446
                                                                        --------
              HOMEFURNISHING RETAIL (0.3%)
    48,356    Cost Plus, Inc.*                                               945
                                                                        --------
              HOTELS, RESORTS, & CRUISE LINES (2.0%)
    55,000    Carnival Corp.                                               2,847
    22,300    Kerzner International Ltd. (Bermuda)*                        1,455
    40,800    Royal Caribbean Cruises Ltd.                                 1,668
                                                                        --------
                                                                           5,970
                                                                        --------
              HOUSEHOLD APPLIANCES (2.7%)
    36,300    Helen of Troy Ltd.*                                            696
   107,600    Stanley Works                                                5,277
    24,200    Whirlpool Corp.                                              1,952
                                                                        --------
                                                                           7,925
                                                                        --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
   124,800    Duke Energy Corp.                                            3,538
                                                                        --------
              INDUSTRIAL CONGLOMERATES (0.6%)
    67,100    Tyco International Ltd.                                      1,748
                                                                        --------
              INDUSTRIAL MACHINERY (3.5%)
    47,600    Flowserve Corp.*                                             2,189
    22,300    Harsco Corp.                                                 1,767
    30,600    IDEX Corp.                                                   1,407

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
    22,900    Illinois Tool Works, Inc.                                 $  1,930
    13,200    ITT Industries, Inc.                                         1,353
    46,300    Kaydon Corp.                                                 1,548
                                                                        --------
                                                                          10,194
                                                                        --------
              INSURANCE BROKERS (0.7%)
    60,500    Willis Group Holdings Ltd. (Bermuda)                         2,100
                                                                        --------
              INTEGRATED OIL & GAS (9.9%)
    68,800    BP plc ADR (United Kingdom)                                  4,975
    53,100    Chevron Corp.                                                3,153
    97,900    ConocoPhillips                                               6,334
    75,300    Marathon Oil Corp.                                           5,788
    19,500    Murphy Oil Corp.                                             1,112
    75,100    Occidental Petroleum Corp.                                   7,338
                                                                        --------
                                                                          28,700
                                                                        --------
              INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   131,000    Verizon Communications, Inc.                                 4,148
                                                                        --------
              LEISURE PRODUCTS (2.1%)
    71,800    Brunswick Corp.                                              2,699
   200,100    Mattel, Inc.                                                 3,302
                                                                        --------
                                                                           6,001
                                                                        --------
              MANAGED HEALTH CARE (3.2%)
    19,300    CIGNA Corp.                                                  2,347
    90,785    WellPoint, Inc.*                                             6,972
                                                                        --------
                                                                           9,319
                                                                        --------
              MARINE (0.6%)
    32,400    Kirby Corp.*                                                 1,819
                                                                        --------
              MULTI-LINE INSURANCE (1.2%)
    42,600    Hartford Financial Services Group, Inc.                      3,503
                                                                        --------
              MULTI-UTILITIES (1.1%)
    61,000    CenterPoint Energy, Inc.                                       780
    30,500    MDU Resources Group, Inc.                                    1,104
    67,600    XCEL Energy, Inc.                                            1,313
                                                                        --------
                                                                           3,197
                                                                        --------
              OFFICE SERVICES & SUPPLIES (0.5%)
    39,400    Brady Corp. "A"                                              1,567
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     8,900    Tidewater, Inc.                                           $    520
                                                                        --------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
    16,400    Anadarko Petroleum Corp.                                     1,768
    44,100    Chesapeake Energy Corp.                                      1,546
    41,550    Encore Acquisition Co.*                                      1,502
                                                                        --------
                                                                           4,816
                                                                        --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
   111,600    Citigroup, Inc.                                              5,198
                                                                        --------
              PACKAGED FOODS & MEAT (0.8%)
   111,300    ConAgra Foods, Inc.                                          2,307
                                                                        --------
              PAPER PACKAGING (0.1%)
    12,400    Chesapeake Corp.                                               192
                                                                        --------
              PHARMACEUTICALS (5.0%)
   142,500    Bristol-Myers Squibb Co.                                     3,247
   222,700    Pfizer, Inc.                                                 5,719
   162,300    Schering-Plough Corp.                                        3,108
    34,700    Valeant Pharmaceuticals International                          623
    39,300    Wyeth                                                        1,818
                                                                        --------
                                                                          14,515
                                                                        --------
              PROPERTY & CASUALTY INSURANCE (4.0%)
    88,400    Allstate Corp.                                               4,602
    58,800    Axis Capital Holdings Ltd. (Bermuda)                         1,758
    77,700    XL Capital Ltd. "A"                                          5,257
                                                                        --------
                                                                          11,617
                                                                        --------
              PUBLISHING (0.9%)
    40,500    Gannett Co., Inc.                                            2,503
                                                                        --------
              RAILROADS (1.5%)
    53,200    Burlington Northern Santa Fe Corp.                           4,262
                                                                        --------
              REAL ESTATE INVESTMENT TRUSTS (0.5%)
   121,000    American Financial Realty Trust                              1,504
                                                                        --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              REGIONAL BANKS (1.9%)
    20,500    Bank of Hawaii Corp.                                      $  1,070
    20,700    Cullen/Frost Bankers, Inc.                                   1,112
    71,800    South Financial Group, Inc.                                  1,873
    62,900    TCF Financial Corp.                                          1,572
                                                                        --------
                                                                           5,627
                                                                        --------
              SPECIALTY CHEMICALS (0.3%)
   129,400    Polyone Corp.*                                                 927
                                                                        --------
              TECHNOLOGY DISTRIBUTORS (0.7%)
    46,635    Tech Data Corp.*                                             1,923
                                                                        --------
              THRIFTS & MORTGAGE FINANCE (4.6%)
    45,400    MGIC Investment Corp.                                        2,997
   120,900    New York Community Bancorp, Inc.(a)                          2,063
    59,500    People's Bank                                                1,826
    34,600    Radian Group, Inc.                                           1,980
   107,300    Washington Mutual, Inc.                                      4,541
                                                                        --------
                                                                          13,407
                                                                        --------
              TOBACCO (7.5%)
    90,000    Altria Group, Inc.                                           6,511
    91,800    Imperial Tobacco Group plc ADR (United Kingdom)              5,462
    44,000    Loews Corp. - Carolina Group                                 2,029
    24,500    Reynolds American, Inc.                                      2,478
   134,900    UST, Inc.                                                    5,253
                                                                        --------
                                                                          21,733
                                                                        --------
              TRUCKING (0.1%)
    26,500    Covenant Transport, Inc. "A"*                                  404
                                                                        --------
              Total common stocks (cost: $240,000)                       273,240
                                                                        --------
              MONEY MARKET INSTRUMENTS (5.8%)

              MUTUAL FUNDS
 5,683,157    SSgA Money Market Fund, 4.09%(b)                             5,683
11,281,170    SSgA Prime Money Market Fund, 4.30%(b)                      11,281
                                                                        --------
              Total money market instruments (cost: $16,964)              16,964
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.8%)

              MONEY MARKET FUNDS (0.1%)
   161,248    AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 4.37%(b)                                    $    161
                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (0.7%)(c)
    $2,000    Credit Suisse First Boston, LLC, 4.44%, acquired
                 on 1/31/2006 and due 2/01/2006 at $2,000
                 (collateralized by $2,065 of Freddie Mac Notes
                 Discount Notes(d), 4.62%(e), due 5/02/2006; market
                 value $2,041)                                             2,000
                                                                        --------
              Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $2,161)          2,161
                                                                        --------

              TOTAL INVESTMENTS (COST: $259,125)                        $292,365
                                                                        ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 7.3% of net assets at January 31, 2006.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2006.

         (b) Rate reflects the money market fund annualized seven-day yield at January 31, 2006.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d) U.S. government agency issues - securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $2,047) (identified cost of $259,125)                        $292,365
  Cash                                                                              3
  Receivables:
     Capital shares sold                                                        1,065
     USAA Investment Management Company (Note 7D)                                 105
     Dividends and interest                                                       438
     Securities sold                                                              255
                                                                             --------
        Total assets                                                          294,231
                                                                             --------
LIABILITIES
  Payables:
     Upon return of securities loaned                                           2,164
     Securities purchased                                                         177
     Capital shares redeemed                                                      372
  Accrued management fees                                                         181
  Accrued transfer agent's fees                                                     8
  Other accrued expenses and payables                                              38
                                                                             --------
        Total liabilities                                                       2,940
                                                                             --------
           Net assets applicable to capital shares outstanding               $291,291
                                                                             ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $256,172
  Accumulated undistributed net investment income                                 186
  Accumulated net realized gain on investments                                  1,693
  Net unrealized appreciation of investments                                   33,240
                                                                             --------
           Net assets applicable to capital shares outstanding               $291,291
                                                                             ========
  Capital shares outstanding                                                   21,516
                                                                             ========
  Authorized shares of $.01 par value                                         100,000
                                                                             ========
  Net asset value, redemption price, and offering price per share            $  13.54
                                                                             ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                $2,812
  Interest                                                                    233
  Securities lending (net)                                                      4
                                                                           ------
     Total income                                                           3,049
                                                                           ------
EXPENSES
  Management fees                                                             963
  Administration and servicing fees                                           192
  Transfer agent's fees                                                       291
  Custody and accounting fees                                                  45
  Postage                                                                      26
  Shareholder reporting fees                                                   12
  Directors' fees                                                               5
  Registration fees                                                            27
  Professional fees                                                            21
  Other                                                                         3
                                                                           ------
     Total expenses                                                         1,585
  Expenses paid indirectly                                                    (18)
  Expenses reimbursed                                                        (115)
                                                                           ------
     Net expenses                                                           1,452
                                                                           ------
NET INVESTMENT INCOME                                                       1,597
                                                                           ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                          3,891
  Change in net unrealized appreciation/depreciation                        3,378
                                                                           ------
     Net realized and unrealized gain                                       7,269
                                                                           ------
Increase in net assets resulting from operations                           $8,866
                                                                           ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED), AND YEAR ENDED
JULY 31, 2005


FROM OPERATIONS                                                          1/31/2006        7/31/2005
                                                                         --------------------------
  Net investment income                                                  $  1,597          $  1,801
  Net realized gain on investments                                          3,891             3,770
  Change in net unrealized appreciation/depreciation of investments         3,378            28,447
                                                                         --------------------------
     Increase in net assets resulting from operations                       8,866            34,018
                                                                         --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (2,512)           (1,731)
  Net realized gains                                                       (4,818)           (8,265)
                                                                         --------------------------
     Distributions to shareholders                                         (7,330)           (9,996)
                                                                         --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                82,172           126,889
  Shares issued for dividends reinvested                                    7,227             9,876
  Cost of shares redeemed                                                 (30,779)          (39,156)
                                                                         --------------------------
     Increase in net assets from capital share transactions                58,620            97,609
                                                                         --------------------------
  Capital contribution from USAA Transfer Agency Company                        -                 1
                                                                         --------------------------
Net increase in net assets                                                 60,156           121,632

NET ASSETS
  Beginning of period                                                     231,135           109,503
                                                                         --------------------------
  End of period                                                          $291,291          $231,135
                                                                         ==========================
Accumulated undistributed net investment income:
  End of period                                                          $    186          $  1,101
                                                                         ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                               6,167            10,040
  Shares issued for dividends reinvested                                      542               791
  Shares redeemed                                                          (2,310)           (3,110)
                                                                         --------------------------
     Increase in shares outstanding                                         4,399             7,721
                                                                         ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                 prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser,

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

                 if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

              securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $17,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $18,000.

           G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

              Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

         For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.7% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $82,532,000 and $35,609,000, respectively.

         As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $38,892,000 and $5,652,000, respectively, resulting in net unrealized appreciation of $33,240,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

         security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2006, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2006, the Fund received securities-lending income of $4,000, which is net of the 20% income

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

         retained by MetWest. As of January 31, 2006, the Fund loaned securities having a fair market value of approximately $2,047,000 and received cash collateral of $2,164,000 for the loans. Of this amount, $2,161,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $3,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $963,000, which included a performance adjustment of $4,000 that increased the base management fee of 0.75% by less than 0.01%.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee at an annual rate of the following average daily net assets that BHMS manages: 0.65% of the first $20 million in assets, 0.50% of the next $30 million in assets, 0.35% of the next $50 million in assets, 0.25% of the next $900 million in assets, and 0.20% of the assets over $1 billion. For the six-month period ended January 31, 2006, the Manager incurred subadvisory fees, paid or payable to BHMS, of $474,000.

              Effective March 1, 2006, the Manager (not the Fund) will pay BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Balanced Strategy Fund, the USAA Value Fund, and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's monthly average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $192,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

              of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.15% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2006, the Fund incurred reimbursable expenses of $115,000, of which $105,000 was receivable from the Manager.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $291,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         SIX-MONTH                                                PERIOD
                                                       PERIOD ENDED                                                ENDED
                                                        JANUARY 31,             YEAR ENDED JULY 31,              JULY 31,
                                                       -----------------------------------------------------------------
                                                           2006           2005          2004         2003           2002*
                                                       -----------------------------------------------------------------
Net asset value at beginning of period                 $  13.50       $  11.65      $   9.99      $  9.63        $ 10.00
                                                       -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                    .07            .11           .21          .14            .02(b)
   Net realized and unrealized gain (loss)                  .33           2.67          1.64          .29           (.36)(b)
                                                       -----------------------------------------------------------------
Total from investment operations                            .40           2.78          1.85          .43           (.34)(b)
                                                       -----------------------------------------------------------------
Less distributions:
   From net investment income                              (.12)          (.15)         (.19)        (.07)          (.01)
   From realized capital gains                             (.24)          (.78)            -         (.00)(d)       (.02)
                                                       -----------------------------------------------------------------
Total distributions                                        (.36)          (.93)         (.19)        (.07)          (.03)
                                                       -----------------------------------------------------------------
Net asset value at end of period                       $  13.54       $  13.50      $  11.65      $  9.99        $  9.63
                                                       =================================================================
Total return (%)**                                         3.07          24.65         18.52         4.57          (3.40)
Net assets at end of period (000)                      $291,291       $231,135      $109,503      $78,388        $63,883
Ratio of expenses to average net assets (%)***(c,e)        1.15(a)        1.15          1.15         1.15           1.15(a)

Ratio of expenses to average net assets,
   excluding reimbursements (%)***(c)                      1.24(a)        1.27          1.30         1.46           1.48(a)

Ratio of net investment income to average
   net assets (%)***                                       1.25(a)        1.14          1.96         1.66            .20(a)
Portfolio turnover (%)                                    14.68          21.74        175.60        99.80         162.94

  *  Fund commenced operations on August 3, 2001.
 **  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
***  For the six-month period ended January 31, 2006, average net assets were $254,224,000.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Calculated using average shares.
(c)  Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                           (.01%)         (.02%)        (.04%)       (.04%)         (.00%)(+)
     +  Represents less than 0.01% of average net assets.
(d)  Represents less than $0.01 per share.
(e)  Effective August 3, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.15% of the Fund's average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA VALUE FUND
JANUARY 31, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                        BEGINNING             ENDING            DURING PERIOD*
                                     ACCOUNT VALUE        ACCOUNT VALUE         AUGUST 1, 2005-
                                     AUGUST 1, 2005      JANUARY 31, 2006      JANUARY 31, 2006
                                     ----------------------------------------------------------
         Actual                        $1,000.00            $1,030.70                $5.80
         Hypothetical
           (5% return before
           expenses)                    1,000.00             1,019.49                 5.77

         *Expenses are equal to the Fund's annualized expense ratio of 1.14%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.07% for the six-month period of August 1, 2005, through January 31, 2006.

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40

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40847-0306                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.